                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
------------------------------------           -------------           ---------
[Signature]                                    [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           53
Form 13F Information Table Value Total:     $397,841
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                              as of March 31, 2004

                                                                VOTING AUTHORITY

                           TITLE                     VALUE    SHARES/   SH/   PUT/   INVSTMT      OTHER
NAME OF ISSUER           OF CLASS       CUSIP      (x$1000)   PRN AMT   PRN   CALL   DSCRETN    MANAGERS      SOLE    SHARED   NONE
--------------           --------   ------------   --------   -------   ---   ----   -------   ----------   -------   ------   ----
AT&T CORP                COM        001957-50-5    705          36000   SH           DEFINED   Nos. 1 & 2     36000
AT&T WIRELESS            COM        00209A 10 6    1269         93000   SH           DEFINED   Nos. 1 & 2     93000
ABBOTT LABORATORIES      COM        002824 10 0    3288         80000   SH           DEFINED   Nos. 1 & 2     80000
ALBERTSONS INC           COM        013104 10 4    554          25000   SH           DEFINED   Nos. 1 & 2     25000
ALLEGHENY ENERGY         COM        017361 10 6    960          70000   SH           DEFINED   Nos. 1 & 2     70000
ALTRIA GROUP INC         COM        02209S 10 3    17424       320000   SH           DEFINED   Nos. 1 & 2    320000
AMGEN INC                COM        031162 10 0    930          16000   SH           DEFINED   Nos. 1 & 2     16000
BRITISH PETROLEUM        COM        055622 10 4    1792         35000   SH           DEFINED   Nos. 1 & 2     35000
BANK AMER CORP           COM        060505 10 4    18463       228000   SH           DEFINED   Nos. 1 & 2    228000
BANK ONE CORP            COM        06423A 10 3    10904       200000   SH           DEFINED   Nos. 1 & 2    200000
BEAR STEARNS             COM        073902 10 8    5918         68000   SH           DEFINED   Nos. 1 & 2     68000
CAPITAL ONE FINANCIAL    COM        14040H 10 5    7543        100000   SH           DEFINED   Nos. 1 & 2    100000
CATERPILLLAR INC         COM        149123 10 1    1186         15000   SH           DEFINED   Nos. 1 & 2     15000
CHUBB CORP               COM        171232 10 1    2434         35000   SH           DEFINED   Nos. 1 & 2     35000
CINCINNATI FINL CORP     COM        172062 10 1    434          11000   SH           DEFINED   Nos. 1 & 2     11000
COMCAST CORP             COM        20030N 10 1    2876        100000   SH           DEFINED   Nos. 1 & 2    100000
CONOCOPHILLIPS           COM        20825C 10 4    3491         50000   SH           DEFINED   Nos. 1 & 2     50000
COX COMMUNICATION        COM        224044-10-7    3160        100000   SH           DEFINED   Nos. 1 & 2    100000
DUKE ENERGY CORP         COM        264399 10 6    2260        100000   SH           DEFINED   Nos. 1 & 2    100000
EDISON INTL              COM        281020 10 7    1215         50000   SH           DEFINED   Nos. 1 & 2     50000
EXXON MOBIL              COM        30231G 10 2    1040         25000   SH           DEFINED   Nos. 1 & 2     25000
FEDERAL HM LN MTG CORP   COM        313400 30 1    18899       320000   SH           DEFINED   Nos. 1 & 2    320000
FEDERAL NATL MTG         COM        313586 10 9    8179        110000   SH           DEFINED   Nos. 1 & 2    110000
FIDELITY NATL FINL       COM        316326 10 7    2635         67000   SH           DEFINED   Nos. 1 & 2     67000
GENERAL ELECTRIC CO.     COM        369604 10 3    1526         50000   SH           DEFINED   Nos. 1 & 2     50000
GENERAL MILLS            COM        370334 10 4    700          15000   SH           DEFINED   Nos. 1 & 2     15000
GLAXOSMITHKLINE          COM        37733W 10 5    1997         50000   SH           DEFINED   Nos. 1 & 2     50000
HSBC HLDGS PLC           COM        404280 40 6    6003         80000   SH           DEFINED   Nos. 1 & 2     80000

HARTFORD FIN SVCS GRP    COM        416515 10 4    5733         90000   SH           DEFINED   Nos. 1 & 2     90000
HOME DEPOT               COM        437076 10 2    1121         30000   SH           DEFINED   Nos. 1 & 2     30000
JP MORGAN CHASE & CO.    COM        46625H 10 0    5914        141000   SH           DEFINED   Nos. 1 & 2    141000
JOHNSON & JOHNSON        COM        478160 10 4    2029         40000   SH           DEFINED   Nos. 1 & 2     40000
KROGER CO.               COM        501044 10 1    1165         70000   SH           DEFINED   Nos. 1 & 2     70000
ELI LILLY                COM        532457 10 8    3680         55000   SH           DEFINED   Nos. 1 & 2     55000
MACERICH CO.             COM        554382 10 1    2695         50000   SH           DEFINED   Nos. 1 & 2     50000
MERCK & CO.              COM        589331 10 7    2872         65000   SH           DEFINED   Nos. 1 & 2     65000
MORGAN STANLEY DEAN      COM        617446 44 8    6303        110000   SH           DEFINED   Nos. 1 & 2    110000
PG&E CORP                COM        69331C 10 8    2897        100000   SH           DEFINED   Nos. 1 & 2    100000
PPL CORPORATION          COM        69351T 10 6    2280         50000   SH           DEFINED   Nos. 1 & 2     50000
PEPSICO INC              COM        713448 10 8    10576       196000   SH           DEFINED   Nos. 1 & 2    196000
PFIZER INC               COM        717081 10 3    18436       526000   SH           DEFINED   Nos. 1 & 2    526000
PINNACLE WEST CAP CORP   COM        723484 10 1    3936        100000   SH           DEFINED   Nos. 1 & 2    100000
PLUM CREEK TIMBER CO.    COM        729251 10 8    2598         80000   SH           DEFINED   Nos. 1 & 2     80000
ROYAL DUTCH SHELL PLC    COM        780259 20 6    6661        140000   SH           DEFINED   Nos. 1 & 2    140000
SCHERING PLOUGH          COM        806605 10 1    2920        180000   SH           DEFINED   Nos. 1 & 2    180000
STARWOOD HOTELS          COM        85590A 20 3    1620         40000   SH           DEFINED   Nos. 1 & 2     40000
USG CORP                 COM        903293 40 5    350          20000   SH           DEFINED   Nos. 1 & 2     20000
UNUMPROVIDENT CORP       COM        91529Y 10 6    366          25000   SH           DEFINED   Nos. 1 & 2     25000
WFS FINANCIAL            COM        92923B 10 6    476          11000   SH           DEFINED   Nos. 1 & 2     11000
WELLS FARGO & CO.        COM        949746 10 1    11334       200000   SH           DEFINED   Nos. 1 & 2    200000
WESTCORP                 COM        957907 10 8    168819     3831000   SH           DEFINED   Nos. 1 & 2   3831000
WYETH                    COM        983024 10 0    3755        100000   SH           DEFINED   Nos. 1 & 2    100000
YUM BRANDS               COM        988498 10 1    1520         40000   SH           DEFINED   Nos. 1 & 2     40000